Forum Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101
September 26, 2016
EDGAR FILING
U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:          Forum Funds (the "Trust" or "Registrant")
File Nos. 002-67052/811-03023
Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the "1933 Act") are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated August 31, 2016  to the Prospectus dated  August 1, 2016, for the LMCG Global Market Neutral Fund, LMCG Global MultiCap Fund and LMCG International Small Cap Fund, each a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on September 13, 2016  (Accession Number: 0001435109-16-002059).
If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.
Sincerely,
/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant

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